2. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Company have been prepared in accordance with Generally Accepted Accounting Principles of the United States. All figures are reported in Canadian dollars. The significant accounting policies are summarized as follows:

a) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. As at December 31, 2012 and 2011, the Company did not have any cash equivalent balances.

b) GST Receivable

The Company’s receivables arise from the general sales tax (“GST”) receivable due from Canadian government taxation authorities. GST receivable represents tax credits available to the Company when it pays GST tax on expenditures for normal operations. As of December 31, 2012, the Company had a GST tax receivable of $147 ($1,131 – 2011)

c) Mineral Property Payments and Exploration Costs

Exploration costs are expensed as incurred. Development costs are charged to the statement of loss until it has been established that a mineral deposit is commercially mineable and a production decision has been made by the Company to formulate a mining plan and develop a mine, at which point the costs subsequently incurred to develop the mine on the property prior to the start of mining operations are capitalized.

Mineral property acquisition costs are charged to the statement of loss until the viability of the mineral interest is determined. Reductions in the carrying value of a property would be recorded to the extent that the total carrying value of the mineral property exceeds its estimated fair value.

Where the Company has entered into option agreements for the acquisition of an interest in mineral properties which provides for periodic payments, amounts unpaid are not recorded as a liability since they are paid entirely at the Company’s option.

To December 31, 2012, all exploration and option payments have been charged to the statement of loss in accordance with the Company’s accounting policies.

d) Use of Estimates

The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from these estimates.

e) Foreign Currency Transactions

The Company’s functional currency is the Canadian dollar. Transactions in foreign currency, related to revenue and expenses, are translated into Canadian dollars at the transaction date exchange rate.

Gains and losses on foreign exchange are included in the Statement of Loss.

f) Stock-based compensation

The Company maintains a stock option plan described in Note 5 under which it may grant stock options to employees, non-employee directors and consultants. The Company measures compensation cost for stock options issued under the plan at fair value and recognizes it as compensation expense over the service period for awards expected to vest. Share-based compensation expense is recognized for all share-based payment awards, net of an estimated forfeiture rate. Compensation cost is only recognized for those shares expected to vest on a straight-line basis over the requisite service period of the award.

Determining the appropriate fair value model and calculating the fair value of share-based payment awards requires subjective assumptions, including the expected life of the share-based payment awards and stock price volatility. The Company utilizes the Black-Scholes options pricing model to value stock options granted under its stock option plan. In this model, the assumptions utilized relate to stock price volatility, stock option term, dividend yield rate, and forfeiture rates that are based on historical factors as well as management's judgment.

g) Loss per Share

The basic loss per share is calculated by dividing income available to common stockholders by the weighted average aggregate number of common shares outstanding during each period. The Company follows the “Treasury Stock Method” in calculating the diluted loss per common share. Under this method, any proceeds from the exercise of options and warrants are assumed to be used to purchase common shares at the average market price during the period. Common equivalent shares (consisting of shares issuable on the exercise of common stock options and warrants) totaling 226,884 for 2012, 311,884 in 2011 and 312,384 in 2010 respectively were not included in the computation of loss per share because the effect was anti-dilutive.

h) Income Taxes

Future income taxes relate to the expected future tax consequences of differences between the carrying amount of balance sheet items and their corresponding tax values. Future tax assets are recognized only to the extent that, in the opinion of management, it is more likely than not that the net future income tax assets will be realized. Future income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment or substantive enactment.

The Company evaluates its uncertain income tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties related to unrecognized tax benefits, if any, are recorded as a component of income tax expense on the statements of loss. No liability has been recorded for uncertain tax positions, or related interest or penalties as of December 31, 2012 and 2011. The Company's Canadian tax returns are open to examination by taxing authorities for the last four years

i) Fair value of financial instruments and risks

The carrying value of cash and cash equivalents, GST receivables, accounts payable and accrued expenses approximates fair value due to the short-term nature of these financial instruments. The fair value of bridge loan payable is not determinable based on the related party nature of the debt.

Liquidity Risk

Liquidity risk is the risk that the Company is not able to meet its financial obligations as they fall due. The Company manages liquidity by maintaining its cash and cash equivalent balances available to meet its anticipated operational needs. At December 31, 2012, the Company had a cash and cash equivalent balance of $10,846 (2011 – $8,097) and current liabilities of $20,805 (2011 – $30,207) and a bridge loan from a related party for $20,655, which includes accrued interest. The Company believes that these sources will not be sufficient to cover the expected short- term cash requirements. Additionally, management anticipates that it will require up to approximately $345 ,000 to fund our continued operations for the next twelve months. We expect to continue to finance operations through the sale of equity.

Foreign Currency Risk

Financial assets and liabilities denominated in currencies other than the Canadian dollar are as follows:

	Financial Assets		Financial Liabilities
	2012	2011	2012	2011

U.S. dollar	$–	$770	$9,973	$–

j) Recently Released Accounting Pronouncements

The Company does not believe that there are any new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.